UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2013

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL              May 10, 2013
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 182096
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP, INC. CMN		Equity		  02209S103  7767   225864   SH		Sole		     225864
APACHE CORP. CMN		Equity		  037411105  12680  164331   SH		Sole		     164331
BEAM INC CMN			Equity		  073730103  3576   56276    SH		Sole		     56276
CLOROX CO (THE) (DELAWARE) CMN	Equity		  189054109  10847  122528   SH		Sole		     122528
DEVON ENERGY (NEW) CMN		Equity		  25179M103  12611  223514   SH		Sole		     223514
INTEL CORPORATION CMN		Equity		  458140100  8269   378607   SH		Sole		     378607
JOHNSON & JOHNSON CMN		Equity		  478160104  9082   111395   SH		Sole		     111395
MASCO CORPORATION CMN		Equity		  574599106  1972   97367    SH		Sole		     97367
MATTEL, INC. CMN		Equity		  577081102  7962   181877   SH		Sole		     181877
MEDTRONIC INC CMN		Equity		  585055106  11096  236280   SH		Sole		     236280
MERCK & CO., INC. CMN		Equity		  58933Y105  9713   219719   SH		Sole		     219719
MICROSOFT CORPORATION CMN	Equity		  594918104  11871  414962   SH		Sole		     414962
MONDELEZ INTERNATIONAL CMN	Equity		  609207105  4280   139803   SH		Sole		     139803
NORFOLK SOUTHERN CMN		Equity		  655844108  4038   52388    SH		Sole		     52388
PEPSICO INC CMN			Equity		  713448108  16570  209455   SH		Sole		     209455
PFIZER INC. CMN			Equity		  717081103  12650  438328   SH		Sole		     438328
PHILIP MORRIS INTL INC CMN	Equity		  718172109  7128   76886    SH		Sole		     76886
TARGET CORPORATION CMN		Equity		  87612E106  8644   126283   SH		Sole		     126283
WAL MART STORES INC CMN		Equity		  931142103  9833   131399   SH		Sole		     131399
WALGREEN CO. CMN		Equity		  931422109  11509  241372   SH		Sole		     241372